Other disclosures - Risk Management and Principal Risks - Reconciliation of ECL movement to impairment charge/(release) for the period (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	£ 399	£ 124	£ 195
Exchange and other adjustments	145	(96)
Impairment release on loan commitments and financial guarantees	(399)	(124)	(195)
Impairment charge on other financial assets	5,084	2,028	1,660
Credit impairment charges	(4,838)	(1,912)	(1,468)
Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets	776	71
Credit impairment charges	(776)	(71)	125
Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	4,163	2,053
Credit impairment charges	(4,685)	(1,904)	£ (1,465)
Home loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	128	(1)
Credit cards, unsecured loans and other retail lending [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	2,597	1,863
Wholesale loans [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	1,438	191
ECL | Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-off	232
Financial assets at amortised cost [member] | Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges	3,909	1,833
Financial assets at amortised cost [member] | ECL | Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	600
Other financial assets [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Impairment charge on other financial assets	£ 153	£ 8